Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Pre-tax amount
Actuarial gains and losses	$ 449		$ (356)	$ 449		$ (223)
Change in fair value of investments in equity instruments	56	$ 12	90	68		(74)
Currency translation adjustment generated by the parent company	1,239	(4,173)	1,780	(2,934)		(196)
Sub-total items not potentially reclassifiable to profit and loss				(2,417)		(493)
Currency translation adjustment	(746)	2,523	(919)	1,777		(940)
Cash flow hedge	(424)	504	231	80		(1,293)
Variation of foreign currency basis spread	(4)		14	(4)		70
Share of other comprehensive income of equity affiliates, net amount				451		(927)
Other	(1)	1				3
Sub-total items potentially reclassifiable to profit and loss				2,304		(3,087)
Total other comprehensive income				(113)		(3,580)
Tax effect
Actuarial gains and losses				(141)		56
Change in fair value of investments in equity instruments				(13)		30
Sub-total items not potentially reclassifiable to profit and loss	(142)	(12)	101	(154)		86
Cash flow hedge				(55)		389
Variation of foreign currency basis spread				(2)		(22)
Sub-total items potential reclassifiable to profit and loss	100	(157)	(78)	(57)		367
Total other comprehensive income				(211)		453
Net amount
Actuarial gains and losses				308		(167)
Change in fair value of investments in equity instruments				55		(44)
Currency translation adjustment generated by the parent company	1,239	(4,173)	1,780	(2,934)		(196)
Items not potentially reclassifiable to profit and loss	1,602	(4,173)	1,615	(2,571)		(407)
Currency translation adjustment				1,777		(940)
Cash flow hedge				25		(904)
Variation of foreign currency basis spread				(6)		48
Share of other comprehensive income of equity affiliates, net amount	(18)	469	296	451		(927)
Other						3
Items potentially reclassifiable to profit and loss	(1,093)	3,340	(456)	2,247		(2,720)
Total other comprehensive income (net amount)	$ 509	$ (833)	$ 1,159	$ (324)	$ 4,357	$ (3,127)